Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Note 6 - Property and Equipment, Net

	December 31,	December 31,
	2024	2023
	$ thousands	$ thousands
Cost
Computers, manufacturing, peripheral
equipment	172,342	157,528
Office furniture and equipment	3,214	2,754
Leasehold improvements	2,582	1,949

	178,138	162,231
Accumulated depreciation
Computers, manufacturing, peripheral equipment	137,658	128,206
Office furniture and equipment	2,081	1,942
Leasehold improvements	1,635	1,424

	141,374	131,572

Depreciated cost	36,764	30,659

Depreciation expenses for the years ended December 31, 2024, 2023 and 2022 were $10,336 thousand, $9,335 thousand, and $10,620 thousand respectively.

Changes of property and equipment not resulted in cash outflows as of December 31, 2024, 2023 and 2022 amounted to $1,819 thousand, $1,499 thousand, and $586 thousand, respectively.